TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31
	2021	2020	2019
Israel	$68,924	$38,941	$48,392
Foreign	8,875	4,376	419
	$77,799	$43,317	$48,811

Schedule of provision for income taxes
	Year ended December 31
	2021	2020	2019
Current:
Israel	$103	$153	$92
Foreign	697	1,011	481
Total current taxes	800	1,164	573
Deferred:
Israel	-	-	-
Foreign	1,694	544	734
Total deferred taxes	1,694	544	734
Total income taxes	$2,494	$1,708	$1,307

Schedule of effective income tax rate reconciliation
	Year ended December 31
	2021	2020	2019

Loss before income taxes	$77,799	$43,317	$48,811
Statutory tax rate	23%	23%	23%
Theoretical income tax benefit	$(17,894)	$(9,963)	$(11,302)
Preferred technology enterprise	7,582	4,284	5,323
Foreign rate differential	(597)	213	119
Unrecognized tax benefits	3,159	1,272	437
Changes in valuation allowance	7,498	3,827	6,410
Share-based compensation	2,519	1,327	355
Non-deductible expenses	234	790	235
Other	(7)	(42)	(270)
Actual tax expense	$2,494	$1,708	$1,307

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$36,373	$27,049
Research and development expenses	4,304	3,046
Accruals and reserves	2,541	2,454
Issuance costs	1,827	-
Share-based compensation	1,576	163
Other deferred assets	636	878
Gross deferred tax assets	47,257	33,590
Valuation allowance	(40,019)	(29,780)
Total deferred tax assets	7,238	3,810
Deferred tax liabilities:
Deferred contract costs	(11,687)	(6,294)
Other deferred tax liabilities	(346)	(617)
Gross deferred tax liabilities	(12,033)	(6,911)
Net deferred taxes	$(4,795)	$(3,101)

Schedule of changes in gross amount of unrecognized tax benefits
Unrecognized Tax Benefits
Balance – January 1, 2019	$-
Increases related to current years’ tax positions	437
Balance - December 31, 2019	437
Increases related to prior years’ tax positions	209
Increases related to current years’ tax positions	1,063
Balance - December 31, 2020	1,709
Increases related to prior years’ tax positions	175
Increases related to current years’ tax positions	2,984
Balance - December 31, 2021	$4,868